Net revenues - summary of revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Sales of goods	€ 104,990	€ 102,029	€ 102,279
Services provided	3,871	2,182	2,212
Contract revenues	958	935	746
Lease installments from assets sold with a buy-back commitment	394	421	405
Interest income of financial services activities	199	163	156
Total Net revenues	€ 110,412	€ 105,730	€ 105,798